Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Debt	Debt:
Long-term debt consists of first mortgage notes payable to the United States of America acting through the Federal Financing Bank (FFB) and guaranteed by the Rural Utilities Service or the U.S. Department of Energy, first mortgage bonds payable (FMBs) and first mortgage notes issued in conjunction with the sale by public authorities of pollution control revenue bonds (PCRBs). Substantially all of our owned tangible and certain of our intangible assets are pledged under our first mortgage indenture as collateral for the Federal Financing Bank notes, the first mortgage bonds, and the first mortgage notes issued in conjunction with the sale of pollution control revenue bonds.
Maturities for long-term debt and finance lease obligations through 2029 are as follows:

	(dollars in thousands)
	2025	2026	2027	2028	2029
FFB	$285,536	$273,477	$249,492	$292,985	$340,149
FMBs	62,500	62,500	62,500	62,500	62,500
PCRBs(1)	40,530	—	—	—	—
	$388,566	$335,977	$311,992	$355,485	$402,649
Finance Leases	10,413	11,595	12,912	2,153	2,397
Total	$398,979	$347,572	$324,904	$357,638	$405,046
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(1)Represents amounts that would be due in the current year upon optional tender by holders of the Series 2013A Appling bonds. These bonds have a provision that holders of the bonds may tender the bonds for purchase at any time upon at least seven days notice, and we are obligated to pay the purchase price of the bonds tendered for purchase and not remarketed. These Series 2013A Appling bonds, totaling $40,530,000, have a nominal maturity in 2038. There are no scheduled debt maturities for the PCRBs through 2029.
The weighted average interest rate on our long-term debt at December 31, 2024 and 2023 was 3.95% and 3.89%, respectively. The weighted average interest rate on our short-term borrowings at December 31, 2024 and 2023 was 4.80% and 5.72%, respectively.
Long-term debt outstanding, excluding commercial paper reclassified to long-term debt, and the associated unamortized debt issuance costs and debt discounts at December 31, 2024 and December 31, 2023 are as follows:

	2024		2023
	Principal	Unamortized Debt Issuance Costs and Debt Discounts	Principal	Unamortized Debt Issuance Costs and Debt Discounts
	(dollars in thousands)
FFB	$6,846,935	$48,947	$6,841,352	$51,083
FMBs	4,837,500	63,373	4,551,010	60,987
PCRBs	704,190	8,008	704,190	8,490
	$12,388,625	$120,328	$12,096,552	$120,560
We use the effective interest rate method to amortize debt issuance costs and debt discounts as well as the straight-line method when the results approximate those of the effective interest rate method. Unamortized debt issuance costs and debt discounts are being amortized to expense over the life of the respective debt issues.
a)Department of Energy Loan Guarantee:
Pursuant to the loan guarantee program established under Title XVII of the Energy Policy Act of 2005, we and the U.S. Department of Energy, acting by and through the Secretary of Energy, entered into a Loan Guarantee Agreement in 2014 pursuant to which the Department of Energy agreed to guarantee our obligations under a Note Purchase Agreement (the Original Note Purchase Agreement), among us, the Federal Financing Bank and the Department of Energy and two future advance promissory notes made by us to the Federal Financing Bank in the aggregate amount of $3,057,069,461 (the Original FFB Notes and together with the Original Note Purchase Agreement, the Original FFB Documents).
In 2019, we and the Department of Energy entered into an Amended and Restated Loan Guarantee Agreement (as amended, the Loan Guarantee Agreement) which increased the aggregate amount guaranteed by the Department of Energy to $4,676,749,167. We also entered into a Note Purchase Agreement (the Additional Note Purchase Agreement), among us, the Federal Financing Bank and the Department of Energy and a future advance promissory note made by us to the Federal Financing Bank in the amount of $1,619,679,706 (the Additional FFB Note and together with the Additional Note Purchase Agreement, the Additional FFB Documents).
Together, the Original FFB Documents and Additional FFB Documents provide for a term loan facility (the Facility) under which we borrowed a total of $4,633,028,088. We received our final advance under the Facility in December 2022. Interest is payable quarterly in arrears and principal payments on all advances under the FFB Notes began in February 2020. As of December 31, 2024, we have repaid $582,384,348 of principal on the FFB Notes and the aggregate Department of Energy-guaranteed borrowings outstanding, including capitalized interest, totaled $4,050,643,740. The final maturity date is February 20, 2044. We may voluntarily prepay outstanding borrowings under the Facility. Under the FFB Documents, any prepayment will be subject to a make-whole premium or discount, as applicable. Any amounts prepaid may not be re-borrowed.
Under the Loan Guarantee Agreement, we are obligated to reimburse the Department of Energy in the event it is required to make any payments to the Federal Financing Bank under its guarantee. Our payment obligations to the Federal Financing Bank under the FFB Notes and reimbursement obligations to the Department of Energy under its guarantee, but not our covenants to the Department of Energy under the Loan Guarantee Agreement, are secured equally and ratably with all of our other obligations issued under our first mortgage indenture.
Under the Loan Guarantee Agreement, we are subject to customary borrower affirmative and negative covenants and events of default. In addition, we are subject to project-related reporting requirements and other project-specific covenants and events of default.
If certain events occur, referred to as an "Alternate Amortization Event," at the Department of Energy's option we will be required to repay the outstanding principal amount of all borrowings under the Facility over a period of five years, with level principal amortization. If we receive proceeds from an event of condemnation relating to Vogtle Units No. 3 and No. 4, such proceeds must be applied to immediately prepay outstanding borrowings under the Facility.
b)Rural Utilities Service Guaranteed Loans:
During 2024, we received advances on Rural Utilities Service-guaranteed Federal Financing Bank loans totaling $317,493,000, consisting of $212,035,000 for long-term financing of general and environmental improvements at existing plants and $105,458,000 for the Washington County and Baconton acquisition loans.
In January 2025, we received an additional $40,398,000 in advances on Rural Utilities Service-guaranteed Federal Financing Bank loans for long-term financing of general and environmental improvements at existing plants.
c)Credit Facilities:
In May 2024, we amended our syndicated line of credit facility among eleven lenders, including National Rural Utilities Cooperative Finance Corporation, as administrative agent to extend the maturity date for five years to May 2029. In connection with this amendment, we increased the available amount under the credit agreement to $1,275,000,000 from $1,210,000,000.
In September 2024, we amended our JPMorgan Chase Bank, N.A. line of credit facility to extend the maturity date to March 2027. In connection with this amendment, we decreased the available amount under the credit agreement to $200,000,000 from $350,000,000.
Both of the above renewed credit agreements contain customary representations, warranties, covenants, events of default and acceleration, including financial covenants to maintain patronage capital of at least $900,000,000, previously $750,000,000 and limits our unsecured indebtedness, as defined by the credit agreement, at $4,000,000,000. At December 31, 2024, our actual patronage capital was $1,328,418,000 and we had $401,801,000 of unsecured indebtedness outstanding.
As of December 31, 2024, we had a total of $1,725,000,000 of committed credit arrangements comprised of four separate facilities with maturity dates that range from March 2027 to May 2029. These credit facilities are for general working capital purposes, issuing letters of credit and backing up outstanding commercial paper. Under our unsecured committed lines of credit that we had in place at December 31, 2024, we had the ability to issue letters of credit totaling $810,000,000 in the aggregate, of which $807,000,000 remained available. At December 31, 2024, we had (i) $2,504,000 under these lines of credit in the form of issued letters of credit and (ii) $401,801,000 dedicated under one of these lines of credit to support a like face value of commercial paper that was outstanding.
d)Green First Mortgage Bonds:
In June 2024, we issued $350,000,000 of 5.800% green first mortgage bonds, Series 2024A, to provide for long-term financing or refinancing of expenditures related to Vogtle Units No. 3 and No. 4, including refinancing principal payments on our Department of Energy-guaranteed loans that were made prior to Vogtle Unit No. 4's in-service date. In conjunction with the issuance of the bonds, we repaid $346,014,000 of outstanding commercial paper. The bonds are due to mature in June 2054 and are secured under our first mortgage indenture.
In January 2025, we issued $350,000,000 of 5.900% green first mortgage bonds, Series 2025A, to provide for long-term financing or refinancing of expenditures related to Vogtle Units No. 3 and No. 4, including refinancing principal payments on our Department of Energy-guaranteed loans that were made prior to Vogtle Unit No. 4's in-service date. In conjunction with the issuance of the bonds, we repaid $254,463,000 of outstanding commercial paper. The bonds are due to mature in February 2055 and are secured under our first mortgage indenture.
e)Pollution Control Revenue Bonds:
In February 2025, we remarketed $312,760,000 of term-rate pollution control revenue bonds that were issued on our behalf by the Development Authorities of Appling, Burke and Monroe Counties which were subject to mandatory tender at that time. This included $272,230,000 million of Burke and Monroe bonds which we remarketed as five-year term-rate bonds, and $40,530,000 million of Series 2013A Appling bonds, which we converted to a weekly rate mode without external credit or liquidity support. We added a provision to the Appling bonds that permits holders of the bonds to tender their bonds for purchase at any time upon at least seven days notice, and obligates us to pay the purchase price of the bonds tendered for purchase that are not remarketed. Since the Series 2013A Appling bonds now contain a provision that could accelerate their payment to the current year under certain circumstances, at December 31, 2024, we reclassified these bonds from the Long-term debt line item to the Long-term debt and finance leases due within one year line item within our consolidated balance sheets.
Our obligation to pay the principal and interest on all these pollution control bonds is secured under our first mortgage indenture, and additionally, our obligation to pay the purchase price on the Series 2013A Appling bonds is also secured under our first mortgage indenture.